Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 11,601
2015	12,400
2016	13,212
2017	14,048
2018	14,948
2019 - 2023	87,278
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	1,680
2015	1,897
2016	2,177
2017	2,464
2018	2,760
2019 - 2023	$ 17,027